Share capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Share capital

15. Share capital

Authorized share capital:

  Unlimited number of first preferred shares
  Unlimited number of second preferred shares
  Unlimited number of voting common shares, no stated par value, and
  One Class B share

A. Common Shares

Number issued (number of shares)	2017	2016

Beginning of year	395,792,522	395,792,522

Issued:
Stock option plan [note 22]	210	-

Total	395,792,732	395,792,522

All issued shares are fully paid.

B. Class B share

One Class B share issued during 1988 and assigned $1 of share capital entitles the shareholder to vote separately as a class in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan.

C. Dividends

Dividends on Cameco Corporation common shares are declared in Canadian dollars. For the year ended December 31, 2017, the dividend declared per share was $0.40 (December 31, 2016 - $0.40).